J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Disciplined Equity Fund - Advisor Series, dated April 3, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                  Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                    500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722

J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional International Equity Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                   Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                    500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722

J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional U.S. Equity Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                   Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                   500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722